INVESTMENT IN PUBLIC COMPANY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 07, 2023	Jul. 05, 2023	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 02, 2022	Jul. 11, 2019
IfrsStatementLineItems [Line Items]
Unrealized gain									$ 1.611
Holding shares				644,229
Number of shares sold								90,888
Cumulative other comprehensive income							$ (4,325)	$ 958
Investment value						2,812
O C I [Member]
IfrsStatementLineItems [Line Items]
Impairment loss							5,322
Net investment in public company balance							$ 2,087
Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold		585,000	3,900,000
Price per share			$ 5.00
Proceeds from sales of biological assets			$ 16,200
Additional antidilution shares							2,659
Owned percentage	4.70%
Cumulative other comprehensive income							$ 3,700
Investment value					2,812
Recognized a gain					$ 725
Intensity [Member] | Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Investment						$ 4,500
Number of shares purchased					1,000,000	1,000,000
Percentage of equity held					7.50%	7.50%
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer										$ 1,300
Number of ordinary shares issued in acquisition										129,806
Number of private company share consists in sole asset										288,458
Number of shares outstanding										1,288,458